                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06350

                     Active Assets California Tax-Free Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: June 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets California Tax-Free Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

Fund Report

For the year ended June 30, 2006

MARKET CONDITIONS

During the 12-month period ended June 30, 2006, the economy continued to show overall solid growth, despite sustained high energy prices, the Gulf Coast hurricanes, and signs of weakness in the housing market. The stock market gained most of the period, employment data was positive, inflation remained in check and consumer confidence and spending kept on course.

Interest rates continued to climb as the Federal Open Market Committee (the "Fed") raised the federal funds target rate eight times during the period to
5.25 percent. The last increase, implemented on June 29, was the seventeenth consecutive rate increase, leading to market speculation about how much longer the Fed would continue its two-year tightening cycle. As of the end of the reporting period, the federal funds futures market was pricing in one additional rate increase in August.

In this environment of rising interest rates, yields on municipal money-market securities generally rose as well. Although yields fluctuated early in the period and dipped slightly in the first quarter of this year due mainly to seasonal factors, they spiked sharply in the second quarter to the extent that tax-free variable-rate money-market instruments outperformed treasuries on a relative basis. These attractive yields spurred investor demand, drawing significant inflows into the market, some of which represented "crossover" investments from the taxable market.

The supply of municipal money-market securities rose in the latter half of 2005, but waned early this year and as of the end of the reporting period remained 20 to 30 percent below last year's levels. State and local municipalities have had less incentive to borrow, given consistently rising interest rates and the fact that many issuing entities found themselves flush with cash from increased tax receipts.

California remained one of the country's leading issuers of municipal debt as Governor Schwarzenegger continued to boost funding for various municipal improvements. Despite the considerable challenges that most municipal issuers are facing today, including decreased federal funding, rising Medicare costs and unfunded pension liabilities, the State continued to show improvements in its economic and fiscal conditions as well as balancing its budget. The State also benefited from a credit rating upgrade by the major rating agencies.

PERFORMANCE ANALYSIS

As of June 30, 2006, Active Assets California Tax-Free Trust had net assets of approximately $1.3 billion and an average portfolio maturity of 14 days. For the 12-month period ended June 30, 2006, the Fund provided a total return of 2.37 percent. For the seven-day period ended June 30, 2006, the Fund provided an effective annualized yield of 3.24 percent and a current yield of 3.19 percent, while its 30-day moving average yield for June was 2.94 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

In anticipation of ongoing interest-rate increases, we focused on securities from segments of the market that were most responsive to (rather than hurt by) upward shifts in rates.

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In particular, we emphasized daily and weekly variable-rate securities. In doing so, we were able to quickly capitalize on rising yields and enhance the Fund's return while reducing its vulnerability to falling prices on longer, fixed-rate instruments. Increased Fund inflows during the reporting period further enabled this strategy. As of the end of the reporting period, all of the portfolio's assets were invested in securities with maturities of less than six months. As a result, the Fund's weighted average maturity fell over the period to 14 days.

The Fund was not, however, exclusively invested in floating-rate instruments. We did selectively invest the Fund's assets in one- to three-month commercial paper and three- to six-month notes when the opportunity arose to lock in what we believed were attractive yields, while generally avoiding investments with longer, nine- to 12-month maturities.

We continued our research-intensive approach, selectively choosing for the Fund only securities that we believed would potentially add value while still meeting our conservative, risk-conscious criteria.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION

Variable Rate Municipal Obligations   92.3%
Municipal Notes & Bonds                5.3
Tax-Exempt Commercial Paper            2.4

MATURITY SCHEDULE

1 - 30 Days     94.9%
31 - 60 Days     0.6
61 - 90 Days     1.5
91 - 120 Days    2.4
121 + Days       0.6

DATA AS OF JUNE 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST IS A MONEY MARKET FUND THAT SEEKS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

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Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 - 06/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     01/01/06 -
                                                     01/01/06        06/30/06         06/30/06
                                                  -------------   -------------   ---------------
Actual (1.34% return)                               $1,000.00       $1,013.40          $2.91
Hypothetical (5% annual return before expenses)     $1,000.00       $1,022.04          $2.92

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.58% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182**/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

**   ADJUSTED TO REFLECT NON-BUSINESS DAY ACCRUAL.

Investment Advisory Agreement Approval

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board considered that adherence to the Fund's investment strategy may result in periods of underperformance, but that, over time, adherence to the Fund's investment strategy is appropriate. The Board concluded that the performance for the Fund was acceptable.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006

PRINCIPAL
AMOUNT IN                                                                       COUPON    DEMAND
THOUSANDS                                                                        RATE+     DATE*       VALUE
---------------------------------------------------------------------------------------------------------------
            California Tax-Exempt Short-Term Variable Rate
            Municipal Obligations (96.5%)
            ABAG Finance Authority for Nonprofit Corporations,
  $ 7,900      Episcopal Homes Foundation Ser 2000 COPs                          3.92%   07/10/06   $ 7,900,000
    5,000      Paragon Apartments Ser 2005 A (AMT)                               3.99    07/10/06     5,000,000
    1,400   Adelanto Public Utility Authority, Utility System
               Ser 2005 A (Ambac)                                                3.99    07/03/06     1,400,000
    7,000   Anaheim, Ser 1993 COPs (Ambac)                                       3.87    07/10/06     7,000,000
   13,930   Anaheim Public Financing Authority, Distribution System
               ROCs II-R Ser 6021 (MBIA)                                         4.00    07/10/06    13,930,000
    2,600   Bay Area Toll Authority, San Francisco Bay Area Toll Bridge
               Ser A (Ambac)                                                     3.87    07/10/06     2,600,000
    5,000   Beaumont Unified School District, School Facility
               Bridge Funding Ser 2006 COPs (FSA)                                3.92    07/10/06     5,000,000
   20,000   Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)                   3.97    07/10/06    20,000,000
    5,400   Butte-Glenn Community College District, Election of 2002
               Ser B P-FLOATs PT-3042 (MBIA)                                     4.01    07/10/06     5,400,000
            California,
    4,000      Economic Recovery Ser 2004 A Floater-TRs Ser L27                  3.98    07/10/06     4,000,000
    9,800      Economic Recovery Ser 2004 C-10                                   3.92    07/10/06     9,800,000
   12,000      Economic Recovery Ser 2004 C-11                                   3.90    07/10/06    12,000,000
    8,800      Economic Recovery Ser 2004 C-13 (XLCA)                            3.95    07/10/06     8,800,000
   34,900      Economic Recovery Ser 2004 C-14 (XLCA)                            3.94    07/10/06    34,900,000
    3,560      Economic Recovery Ser 2004 C-16 (FSA)                             3.95    07/10/06     3,560,000
   15,700      Economic Recovery Ser 2004 C-18 (XLCA)                            3.92    07/10/06    15,700,000
            California,
   15,790      Ser 2003 C-1                                                      3.92    07/10/06    15,790,000
    2,550      Ser 2004 A-3                                                      3.97    07/03/06     2,550,000
    7,300      Ser 2004 A-9                                                      3.94    07/10/06     7,300,000
   25,100      Ser 2005 B Subser B-1                                             3.89    07/10/06    25,100,000
   16,270   California Alternative Energy Source Finance Authority, General
               Electric Capital Corp-Arroyo Energy 1993 Ser B (AMT)              3.99    07/10/06    16,270,000
            California Department of Water Resources,
   10,050      Power Supply Ser 2002 B Subser B-1                                3.93    07/03/06    10,050,000
    2,500      Power Supply Ser 2002 B Subser B-2                                4.00    07/03/06     2,500,000
      300      Power Supply Ser 2002 B Subser B-6                                3.91    07/03/06       300,000
    4,100      Power Supply Ser 2002 C Subser C-2 (Ambac)                        3.93    07/10/06     4,100,000
    7,050      Power Supply Ser 2002 C Subser C-3 (Ambac)                        3.93    07/10/06     7,050,000
    3,300      Power Supply Ser 2002 C Subser C-4                                3.92    07/10/06     3,300,000
   13,540      Power Supply Ser 2002 C Subser C-5                                3.92    07/10/06    13,540,000
    4,200      Power Supply Ser 2002 C Subser C-7 (FSA)                          3.97    07/10/06     4,200,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                       COUPON    DEMAND
THOUSANDS                                                                        RATE+     DATE*       VALUE
---------------------------------------------------------------------------------------------------------------
  $22,175      Power Supply Ser 2002 C Subser C-10                               3.80%   07/10/06   $22,175,000
   10,000      Power Supply Ser 2002 C Subser C-16                               3.94    07/10/06    10,000,000
    6,000      Power Supply Ser 2002 C Subser C-18                               3.91    07/10/06     6,000,000
    4,000      Power Supply Ser 2005 F Subser F-4                                3.93    07/03/06     4,000,000
            California Educational Facilities Authority,
    5,000      California Institute of Technology Ser 1994                       3.89    07/10/06     5,000,000
    5,465      California Lutheran University Ser 2004 A                         3.93    07/10/06     5,465,000
   25,700      Stanford University Ser S-4                                       3.89    07/03/06    25,700,000
    6,800      University of San Francisco Ser 2003                              3.89    07/10/06     6,800,000
            California Health Facilities Financing Authority,
   15,450      Adventist Health System/West 1998 Ser A (MBIA) &
                  Ser B (MBIA)                                                   3.93    07/03/06    15,450,000
   35,000      Kaiser Permanente Ser 2006 C                                      3.95    07/10/06    35,000,000
    7,200      Northern California Presbyterian Homes & Services
                  Ser 2004                                                       3.91    07/10/06     7,200,000
   26,535      Northern California Presbyterian Homes & Services
                  Ser 2004                                                       3.92    07/10/06    26,535,000
      900      Sisters of Charity of Leavenworth Health System
                  Ser 2003                                                       3.95    07/10/06       900,000
    2,000   California Housing Finance Agency, Home Mortgage
               2002 Ser P (MBIA) (AMT)                                           3.97    07/10/06     2,000,000
            California Infrastructure & Economic Development Bank,
    5,050      Asian Art Museum Foundation Ser 2005 (MBIA)                       3.93    07/03/06     5,050,000
    3,480      Bay Area Toll Bridges Ser 2005 SGB 56 (Ambac)                     3.99    07/10/06     3,480,000
    5,900   California State University, Systemwide
               Ser 2005 A PUTTERs Ser 1320 (Ambac)                               4.00    07/10/06     5,900,000
            California Statewide Communities Development Authority,
    6,000      Chabad of California Ser 2004                                     3.94    07/10/06     6,000,000
    9,250      Irvine Apartment Communities Ser W-2 (AMT)                        4.00    07/10/06     9,250,000
   25,100      Kaiser Permanente Ser 2004 J & L                                  3.95    07/10/06    25,100,000
    6,500      Mariners Pointe Apartments 2006 Ser A                             3.91    07/10/06     6,500,000
   10,240      Multifamily Housing Martin Luther Tower 2005 Ser D (AMT)          3.96    07/10/06    10,240,000
   12,000      University of San Diego Ser 2005                                  3.94    07/10/06    12,000,000
    1,500      University Retirement Community at Davis Inc
                  Ser 2003 (Radian)                                              4.00    07/03/06     1,500,000
    4,200      YMCA of East Bay Ser 2006                                         3.89    07/10/06     4,200,000
    6,785   Cerritos Community College District, Ser 2005
               P-FLOATs PT-2934 (Ambac)                                          4.01    07/10/06     6,785,000
    6,700   Corona-Norco Unified School District, Ser 2005 COPs                  3.92    07/10/06     6,700,000
   17,290   East Bay Municipal Utility District,
               Wastewater Sub Ser 2003 B (XLCA)                                  3.88    07/10/06    17,290,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                       COUPON    DEMAND
THOUSANDS                                                                        RATE+     DATE*       VALUE
---------------------------------------------------------------------------------------------------------------
  $ 2,610   Eastern Municipal Water District, Water & Sewer
               Ser 1993 B COPs (FGIC)                                            3.92%   07/10/06   $ 2,610,000
   21,700   Fremont, Creekside Village Multifamily Ser 1985 D                    3.87    07/10/06    21,700,000
            Fresno,
    7,345      Multifamily Heron Pointe Apartments 2001 Ser A                    3.90    07/10/06     7,345,000
   20,800      Sewer System Sub Lien Ser 2000 A (FGIC)                           3.94    07/10/06    20,800,000
    5,400   Grant Joint Union High School District, School Facility
               Bridge Funding Ser 2005 COPs (FSA)                                3.92    07/10/06     5,400,000
    6,235   Hacienda-La Puenta Unified School District,
               2000 Ser B P-FLOATs PT-1988 (FSA)                                 4.01    07/10/06     6,235,000
   10,000   Hemet Unified School District, Ser 2006 COPs (Ambac)                 3.92    07/10/06    10,000,000
    6,600   Hillsborough, California Water & Sewer System
               Ser 2006 A COPs                                                   3.95    07/10/06     6,600,000
    9,745   Long Beach, Harbor PUTTERs Ser 444 (MBIA) (AMT)                      4.00    07/10/06     9,745,000
            Los Angeles,
   11,200      Wastewater System Ser 2001 A (FGIC)                               3.92    07/10/06    11,200,000
   21,800      Wastewater System Ser 2001 B (FGIC)                               3.88    07/10/06    21,800,000
    5,720      Wastewater System Ser 2006 A (XLCA)                               3.98    07/10/06     5,720,000
   22,700   Los Angeles Community Redevelopment Agency,
               Grand Promenade Ser 2002                                          3.90    07/10/06    22,700,000
    6,000   Los Angeles County Metropolitan Transportation Authority,
               Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)            4.01    07/10/06     6,000,000
            Los Angeles Department of Water & Power,
   10,000      Power System 2001 Ser B Subser B-1                                3.92    07/10/06    10,000,000
   20,750      Power System 2001 Ser B Subser B-5 & B-8                          3.95    07/10/06    20,750,000
    8,000      Power System 2002 Ser A Subser A-8                                3.94    07/10/06     8,000,000
    8,300      Water System 2001 Ser B Subser B-1                                3.95    07/10/06     8,300,000
   16,640   Los Angeles Housing Authority, Multifamily 2004 Ser A                3.92    07/10/06    16,640,000
   10,950   Los Angeles Unified School District, P-FLOATs PT-1855 (FSA)          4.01    07/10/06    10,950,000
      800   Manteca Redevelopment Agency, Amended Merged
               Project Area Ser 2005 (XLCA)                                      3.99    07/03/06       800,000
    1,000   Menlo Park Community Development Agency, Las Pulgas
               Community Development Tax Allocation Ser 2006                     3.99    07/03/06     1,000,000
            Metropolitan Water District of Southern California,
    8,200      Water 1999 Ser B                                                  3.90    07/10/06     8,200,000
    8,000      Water 1999 Ser C                                                  3.88    07/10/06     8,000,000
    1,000      Water 2000 Ser B-1                                                3.91    07/03/06     1,000,000
    6,000      Water 2000 Ser B-2                                                3.91    07/10/06     6,000,000
    6,900      Waterworks 1996 Ser A (Ambac)                                     3.89    07/10/06     6,900,000
   14,400      Waterworks 2002 Ser A                                             3.90    07/10/06    14,400,000
   19,455      Waterworks 2005 Ser B-2                                           3.92    07/10/06    19,455,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                       COUPON    DEMAND
THOUSANDS                                                                        RATE+     DATE*       VALUE
---------------------------------------------------------------------------------------------------------------
  $ 5,000      Waterworks 2006 Ser A-1                                           3.87%   07/10/06   $ 5,000,000
   14,500   Monterey Peninsula Water Management District, Wastewater Ser 1992
               COPs                                                              3.94    07/10/06    14,500,000
    5,710   Moorpark Unified School District, Refg Ser 2005 P-FLOATs PT-2738
               (FSA)                                                             4.01    07/10/06     5,710,000
   13,300   Mountain View, Villa Mariposa Multifamily 1985 Ser A                 3.97    07/10/06    13,300,000
    3,800   M-S-R Public Power Agency, San Juan Sub Lien Ser 1998 F (MBIA)       3.92    07/03/06     3,800,000
            Newport Beach,
      800      Hoag Memorial Hospital Presbyterian 1992 Ser                      3.88    07/03/06       800,000
    6,450      Hoag Memorial Hospital Presbyterian 1996 Ser B & C                3.99    07/03/06     6,450,000
   12,410   Northern California Power Agency, Hydroelectric No 1 Ser 2002 B
               (MBIA)                                                            3.94    07/10/06    12,410,000
   25,100   Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000
               Refg Ser C-2                                                      3.93    07/10/06    25,100,000
    9,130   Orange County Housing Authority, Oasis Martinique Refg 1998
               Issue I                                                           3.91    07/10/06     9,130,000
    7,000   Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)         3.93    07/10/06     7,000,000
    4,200   Perris Unified High School District, Ser 2004 COPs (FSA)             3.92    07/10/06     4,200,000
            Pleasanton,
    6,000      Assisted Living Facility Ser 2005                                 3.94    07/10/06     6,000,000
   10,850      Greenbriar Bernal Apartments Ser 2001 A (AMT)                     3.96    07/10/06    10,850,000
    4,500   Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A      3.94    07/10/06     4,500,000
   16,800   Poway Unified School District, Ser 2004 COPs (FSA)                   3.92    07/10/06    16,800,000
   13,600   Rancho Water District Financing Authority, Ser 2001 B (FGIC)         3.91    07/10/06    13,600,000
    6,650   Redlands, Orange Village Apartments 1988 Ser A (AMT)                 4.00    07/10/06     6,650,000
    9,595   Riverside County, 2005 Ser A & B COPs P-FLOATs PT-2704 (FGIC)        4.01    07/10/06     9,595,000
            Roaring Fork Municipal Products,
    7,845      California Economic Recovery Class A Certificates Ser 2004-4
                  (FGIC)                                                         3.96    07/10/06     7,845,000
    8,460      San Diego Community College District Class A Certificates
                  Ser 2005-22 (FSA)                                              3.96    07/10/06     8,460,000
    4,400   Roseville, Electric System Ser 2005 A COPs P-FLOATs PT-3021
               (FGIC)                                                            4.01    07/10/06     4,400,000
    5,170   Sacramento City Financing Authority, Tax Allocation Merged
               Downtown & Oak Park Ser 2005 A TOCs Ser 2006 Z-3 (FGIC)           4.03    07/10/06     5,170,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                       COUPON    DEMAND
THOUSANDS                                                                        RATE+     DATE*       VALUE
---------------------------------------------------------------------------------------------------------------
            Sacramento County Housing Authority,
  $13,400      Seasons at Winter 2004 Ser C-1 (AMT)                              3.95%   07/10/06   $13,400,000
    3,500      Seasons at Winter 2004 Ser C-2                                    3.92    07/10/06     3,500,000
    7,800   San Bernadino County, Medical Center Financing Ser 1998 COPs
               (MBIA)                                                            3.87    07/10/06     7,800,000
    8,000   San Bernardino County Housing Authority, Multifamily Raintree
               Apartments Ser 2005 A                                             3.91    07/10/06     8,000,000
    7,850   San Diego County, COPs Ser 2005 ROCs II-R Ser 2175 (Ambac)           4.00    07/10/06     7,850,000
    6,665   San Diego Unified Port District, 2004 Ser B P-FLOATs PT-2409
               (MBIA)                                                            4.01    07/10/06     6,665,000
    1,735   San Diego Unified School District, 1998 Ser E-1 ROCs II-R
               Ser 1067 (MBIA)                                                   4.00    07/10/06     1,735,000
    3,400   San Francisco City & County, Folsom-Dore Apartments
               Ser 2002 A (AMT)                                                  4.05    07/10/06     3,400,000
            San Francisco City & County Airport Commission,
    9,650      2006 Second Ser 33-A (XLCA) (AMT)                                 3.98    07/10/06     9,650,000
   11,000      2006 Second Ser 33-I (XLCA)                                       3.94    07/10/06    11,000,000
    9,800   San Francisco City & County Finance Corporation, Moscone Center
               Ser 2000-1 (Ambac)                                                3.88    07/10/06     9,800,000
            San Francisco City & County Redevelopment Agency,
   21,000      Bayside Village Multifamily Ser 1985 A                            3.92    07/10/06    21,000,000
    6,000      Multifamily Housing Mercy Terrace Ser 2005 A                      3.91    07/10/06     6,000,000
    2,000   San Jose, Multifamily Almaden Lake Village Apartments
               Ser 2000 A (AMT)                                                  4.00    07/10/06     2,000,000
            San Jose Redevelopment Agency,
    5,050      Merged Area 1996 Ser A                                            3.87    07/10/06     5,050,000
    4,520      Merged Area 1996 Ser B                                            3.85    07/10/06     4,520,000
   11,830   San Jose - Santa Clara Clean Water Financing Authority, Sewer
               Ser 2005 B (FSA)                                                  3.87    07/10/06    11,830,000
            Santa Clara,
    4,000      Electric Ser 1985 C (Ambac)                                       3.92    07/10/06     4,000,000
   12,400      Multifamily Briarwood Apartments Ser 1996 B                       3.91    07/10/06    12,400,000
    1,700   Santa Clara County-El Camino Hospital District Hospital
               Facilities Authority, Valley Medical Center 1985 Ser A            3.90    07/10/06     1,700,000
   15,800   Santa Clara Valley Transportation Authority, Sales Tax Ser 2005 B
               (Ambac)                                                           3.88    07/10/06    15,800,000
    4,950   Southern California Public Power Authority, Transmission 1991
               Refg Ser (Ambac)                                                  3.87    07/10/06     4,950,000
    4,205   Turlock Irrigation District, Ser 1988 A                              3.95    07/10/06     4,205,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                       COUPON    DEMAND
THOUSANDS                                                                        RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------------------------------
 $ 9,400    Vallejo Housing Authority, Multifamily Housing Crow-Western
               Phase II Ser 1985 C                                               3.94%   07/10/06   $    9,400,000
  22,000    Vernon Natural Gas Financing Authority, Vernon Gas Ser 2006 B
               (MBIA)                                                            3.95    07/10/06       22,000,000
   2,000    Yucaipa Valley Water District, Water System Ser 2004 COPs
               ROCs I-R Ser 2130 (MBIA)                                          4.00    07/10/06        2,000,000
                                                                                                    --------------
            Total California Tax-Exempt Short-Term Variable Rate Municipal
               Obligations
               (COST $1,270,435,000)                                                                 1,270,435,000
                                                                                                    --------------

                                                                               YIELD TO
                                                                               MATURITY
                                                          COUPON   MATURITY   ON DATE OF
                                                           RATE      DATE      PURCHASE
                                                          ------   --------   ----------
         California Tax-Exempt Commercial Paper (2.5%)
14,000   California Statewide Communities Development
            Authority, Kaiser Permanente Ser 2006 D        3.50%   07/24/06      3.50%     14,000,000
 4,000   San Diego County Regional Transportation
            Commission, Sub Sales Tax Ser C                3.42    08/10/06      3.42       4,000,000
         San Diego County Water Authority,
 3,500      Ser 1                                          3.48    08/08/06      3.48       3,500,000
11,500      Ser 1                                          3.60    09/14/06      3.60      11,500,000
                                                                                           ----------
         Total California Tax-Exempt Commercial Paper
            (COST $33,000,000)                                                             33,000,000
                                                                                           ----------
         California Tax-Exempt Short-Term Municipal Notes & Bonds (5.5%)
 4,460   Bassett Unified School District, Ser 2005
            BANs, dtd 09/01/05                             4.20    09/01/06      2.85       4,469,940
22,250   California School Cash Reserve Program
            Authority, 2005 Pool Ser A, dtd 07/06/05       4.00    07/06/06      2.87      22,253,318
 8,500   Contra Costa County, Ser 2005 TRANs,
            dtd 12/08/05                                   4.50    12/07/06      3.30       8,542,996
 8,225   East Side Union High School District, Ser 2005
            TRANs, dtd 10/25/05                            4.25    10/25/06      2.95       8,257,988
25,000   Los Angeles Unified School District,
            Ser 2005 A TRANs, dtd 10/19/05                 4.50    10/18/06      2.91      25,115,289
 4,500   University of California Regents Ser 1998 F,
            dtd 06/15/98                                   5.00    09/01/06++    3.04       4,559,418
                                                                                           ----------
         Total California Tax-Exempt Short-Term Municipal Notes & Bonds
            (COST $73,198,949)                                                             73,198,949
                                                                                           ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      VALUE
-------------------------------------------------------------------------------
         Total Investments
            (COST $1,376,633,949) (a)                 104.5%     $1,376,633,949
         Liabilities in Excess of Other Assets         (4.5)        (59,630,209)
                                                      -----      --------------
         Net Assets                                   100.0%     $1,317,003,740
                                                      =====      ==============

----------
    AMT       ALTERNATIVE MINIMUM TAX.

    BANS      BOND ANTICIPATION NOTES.

    COPS      CERTIFICATES OF PARTICIPATION.

FLOATER-TRS   FLOATING RATE TRUST RECEIPTS.

  P-FLOATS    PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS.

  PUTTERS     PUTTABLE TAX-EXEMPT RECEIPTS.

    ROCS      RESET OPTION CERTIFICATES.

    TOCS      TENDER OPTION CERTIFICATES.

   TRANS      TAX AND REVENUE ANTICIPATION NOTES.

     +        RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2006.

     ++       PREREFUNDED TO CALL DATE SHOWN.

     *        DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH
              DEMAND.

    (a)       COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:
---------------
   AMBAC      AMBAC ASSURANCE CORPORATION.

    FGIC      FINANCIAL GUARANTY INSURANCE COMPANY.

    FSA       FINANCIAL SECURITY ASSURANCE INC.

    MBIA      MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

   RADIAN     RADIAN ASSET ASSURANCE INC.

    XLCA      XL CAPITAL ASSURANCE INC.

                        SEE NOTES TO FINANCIAL STATEMENTS

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2006

Assets:
Investments in securities, at value
   (cost $1,376,633,949)                                          $1,376,633,949
Cash                                                                      44,390
Receivable for:
   Shares of beneficial interest sold                                  7,959,433
   Interest                                                            7,579,859
Prepaid expenses and other assets                                         75,752
                                                                  --------------
      Total Assets                                                 1,392,293,383
                                                                  --------------
Liabilities:
Payable for:
   Investments purchased                                              74,551,875
   Investment advisory fee                                               411,754
   Distribution fee                                                      109,854
   Administration fee                                                     54,927
Accrued expenses and other payables                                      161,233
                                                                  --------------
      Total Liabilities                                               75,289,643
                                                                  --------------
      Net Assets                                                  $1,317,003,740
                                                                  ==============
Composition of Net Assets:
Paid-in-capital                                                   $1,316,983,462
Accumulated undistributed net investment income                            5,137
Undistributed net realized gain                                           15,141
                                                                  --------------
      Net Assets                                                  $1,317,003,740
                                                                  ==============
Net Asset Value Per Share
   1,316,964,136 SHARES OUTSTANDING
   (UNLIMITED SHARES AUTHORIZED
   OF $.01 PAR VALUE)                                             $         1.00
                                                                  ==============

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2006

Net Investment Income:
Interest Income                                                    $ 31,055,327
                                                                   ------------
Expenses
Investment advisory fee                                               4,074,962
Distribution fee                                                        996,043
Administration fee                                                      516,341
Transfer agent fees and expenses                                        164,449
Registration fees                                                        78,886
Professional fees                                                        71,235
Shareholder reports and notices                                          49,235
Custodian fees                                                           44,799
Trustees' fees and expenses                                              17,910
Other                                                                    59,844
                                                                   ------------
   Total Expenses                                                     6,073,704
Less: expense offset                                                    (44,702)
                                                                   ------------
   Net Expenses                                                       6,029,002
                                                                   ------------
   Net Investment Income                                             25,026,325
   Net Realized Gain                                                     15,141
                                                                   ------------
Net Increase                                                       $ 25,041,466
                                                                   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                   FOR THE YEAR     FOR THE YEAR
                                                                       ENDED           ENDED
                                                                   JUNE 30, 2006   JUNE 30, 2005
                                                                  --------------   -------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                             $   25,026,325   $  8,234,325
Net realized gain                                                         15,141             --
                                                                  --------------   -------------
   Net Increase                                                       25,041,466      8,234,325
                                                                  --------------   -------------
Dividends to shareholders from net investment income                 (25,026,145)    (8,234,061)
Net increase from transactions in shares of beneficial interest      612,697,317     16,490,532
                                                                  --------------   -------------
   Net Increase                                                      612,712,638     16,490,796
Net Assets:
Beginning of period                                                  704,291,102    687,800,306
                                                                  --------------   -------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
   $5,137 AND $4,957, RESPECTIVELY)                               $1,317,003,740   $704,291,102
                                                                  ==============   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2006, aggregated $3,250,766,502 and $2,618,025,141, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2006, included in Trustees' fees and expenses in the Statement of Operations amounted to $6,588. At June 30, 2006, the Fund had an accrued pension liability of $56,967 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                 FOR THE YEAR     FOR THE YEAR
                                                     ENDED            ENDED
                                                 JUNE 30, 2006    JUNE 30, 2005
                                                --------------   --------------
Shares sold                                      5,547,616,118    2,680,347,592
Shares issued in reinvestment of dividends          25,026,145        8,234,061
                                                --------------   --------------
                                                 5,572,642,263    2,688,581,653
Shares redeemed                                 (4,959,944,946)  (2,672,091,121)
                                                --------------   --------------
Net increase in shares outstanding                 612,697,317       16,490,532
                                                ==============   ==============

6. Expense Offset

The expense offset represents a reduction of custodian and transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

8. New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Active Assets California Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE YEAR ENDED JUNE 30,
                                            --------------------------------------------------------
                                               2006          2005         2004      2003      2002
                                            ----------     --------     --------  --------  --------
Selected Per Share Data:
Net asset value, beginning of period        $     1.00     $   1.00     $   1.00  $   1.00  $   1.00
                                            ----------     --------     --------  --------  --------
Net income from investment operations            0.023        0.012        0.003     0.006     0.011
Less dividends from net investment income       (0.023)      (0.012)      (0.003)   (0.006)   (0.011)
                                            ----------     --------     --------  --------  --------
Net asset value, end of period              $     1.00     $   1.00     $   1.00  $   1.00  $   1.00
                                            ==========     ========     ========  ========  ========
Total Return                                      2.37%        1.17%        0.35%     0.63%     1.15%
Ratios to Average Net Assets:
Total expenses (before expense offset)            0.59%(1)     0.62%(1)     0.61%     0.60%     0.60%
Net investment income                             2.42%        1.16%        0.35%     0.63%     1.14%
Supplemental Data:
Net assets, end of period, in thousands     $1,317,004     $704,291     $687,800  $762,448  $762,656

----------
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets California Tax-Free Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Active Assets California Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 22, 2006

Active Assets California Tax-Free Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                               TERM OF                                        COMPLEX
                              POSITION(S)    OFFICE AND                                      OVERSEEN
  NAME, AGE AND ADDRESS OF     HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S) DURING       BY       OTHER DIRECTORSHIPS HELD BY
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**            TRUSTEE***             TRUSTEE
---------------------------   -----------   ------------   ------------------------------   ----------   ---------------------------
Michael Bozic (65)            Trustee       Since          Private Investor; Chairman of        197      Director of various
c/o Kramer Levin                            April 1994     the Insurance Committee                       business organizations.
Naftalis & Frankel LLP                                     (since July 2006) and
Counsel to the                                             Director or Trustee of the
Independent Trustees                                       Retail Funds (since April
1177 Avenue of the                                         1994) and the Institutional
Americas New York,                                         Funds (since July 2003);
NY 10036                                                   formerly Vice Chairman of
                                                           Kmart Corporation (December
                                                           1998-October 2000), Chairman
                                                           and Chief Executive Officer
                                                           of Levitz Furniture
                                                           Corporation (November 1995-
                                                           November 1998) and President
                                                           and Chief Executive Officer
                                                           of Hills Department Stores
                                                           (May 1991-July 1995);
                                                           formerly variously Chairman,
                                                           Chief Executive Officer,
                                                           President and Chief Operating
                                                           Officer (1987-1991) of the
                                                           Sears Merchandise Group of
                                                           Sears, Roebuck& Co.

Edwin J. Garn (73)            Trustee       Since          Consultant; Director or              197      Director of Franklin Covey
1031 N. Chartwell Court                     January 1993   Trustee of the Retail Funds                   (time management systems),
Salt Lake City, UT 84103                                   (since January 1993) and the                  BMW Bank of North America,
                                                           Institutional Funds (since                    Inc. (industrial loan
                                                           July 2003); member of the                     corporation), Escrow Bank
                                                           Utah Regional Advisory Board                  USA (industrial loan
                                                           of Pacific Corp. (utility                     corporation), United Space
                                                           company); formerly Managing                   Alliance (joint venture
                                                           Director of Summit                            between Lockheed Martin and
                                                           Ventures LLC (2000-2004)                      the Boeing Company) and
                                                           (lobbying and consulting                      Nuskin Asia Pacific
                                                           firm); United States Senator                  (multilevel marketing);
                                                           (R-Utah) (1974-1992) and                      member of the board of
                                                           Chairman, Senate Banking                      various civic and
                                                           Committee (1980-1986), Mayor                  charitable organizations.
                                                           of Salt Lake City, Utah
                                                           (1971-1974), Astronaut, Space
                                                           Shuttle Discovery (April
                                                           12-19, 1985), and Vice
                                                           Chairman, Huntsman
                                                           Corporation (chemical
                                                           company).

Wayne E. Hedien (72)          Trustee       Since          Retired; Director or Trustee         197      Director of The PMI Group
c/o Kramer Levin                            September      of the Retail Funds (since                    Inc. (private mortgage
Naftalis & Frankel LLP                      1997           September 1997) and the                       insurance); Trustee and
Counsel to the                                             Institutional Funds (since                    Vice Chairman of The Field
Independent Trustees                                       July 2003); formerly                          Museum of Natural History;
1177 Avenue of the                                         associated with the Allstate                  director of various other
Americas New York,                                         Companies (1966-1994), most                   business and charitable
NY 10036                                                   recently as Chairman of The                   organizations.
                                                           Allstate Corporation (March
                                                           1993-December 1994) and
                                                           Chairman and Chief Executive
                                                           Officer of its wholly-owned
                                                           subsidiary, Allstate
                                                           Insurance Company (July
                                                           1989-December 1994).

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                               TERM OF                                        COMPLEX
                              POSITION(S)    OFFICE AND                                      OVERSEEN
  NAME, AGE AND ADDRESS OF     HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S) DURING       BY       OTHER DIRECTORSHIPS HELD BY
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**            TRUSTEE***             TRUSTEE
---------------------------   -----------   ------------   ------------------------------   ----------   ---------------------------
Dr. Manuel H. Johnson (57)    Trustee       Since          Senior Partner, Johnson Smick        197      Director of NVR, Inc. (home
c/o Johnson Smick Group,                    July 1991      International, Inc., a                        construction); Director of
Inc. 888 16th Street,                                      consulting firm; Chairman of                  KFX Energy; Director of RBS
NW Suite 740 Washington,                                   the Audit Committee and                       Greenwich Capital Holdings
D.C. 20006                                                 Director or Trustee of the                    (financial holding
                                                           Retail Funds (since July                      company).
                                                           1991) and the Institutional
                                                           Funds (since July 2003);
                                                           Co-Chairman and a founder of
                                                           the Group of Seven Council
                                                           (G7C), an international
                                                           economic commission; formerly
                                                           Vice Chairman of the Board of
                                                           Governors of the Federal
                                                           Reserve System and Assistant
                                                           Secretary of the U.S.
                                                           Treasury.

Joseph J. Kearns (63)         Trustee       Since          President, Kearns & Associates       198      Director of Electro Rent
c/o Kearns & Associates                     July 2003      LLC (investment consulting);                  Corporation (equipment
LLC PMB 754                                                Deputy Chairman of the Audit                  leasing), The Ford Family
23852 Pacific Coast                                        Committee and Director or                     Foundation, and the UCLA
Highway Malibu,                                            Trustee of the Retail Funds                   Foundation.
CA 90265                                                   (since July 2003) and the
                                                           Institutional Funds (since
                                                           August 1994); previously
                                                           Chairman of the Audit
                                                           Committee of the
                                                           Institutional Funds (October
                                                           2001-July 2003); formerly
                                                           CFO of the J. Paul Getty
                                                           Trust.

Michael E. Nugent (70)        Chairman of   Chairman of    General Partner of Triumph           197      None.
c/o Triumph Capital, L.P.     the Board     the Board      Capital, L.P., a private
445 Park Avenue               and Trustee   (since July    investment partnership;
New York, NY 10022                          2006) and      Chairman of the Board of the
                                            Trustee        Retail Funds and
                                            (since July    Institutional Funds (since
                                            1991)          July 2006) and Director or
                                                           Trustee of the Retail Funds
                                                           (since July 1991) and the
                                                           Institutional Funds (since
                                                           July 2001); formerly Chairman
                                                           of the Insurance Committee
                                                           (July 1991-July 2006) and
                                                           Vice President, Bankers Trust
                                                           Company and BT Capital
                                                           Corporation (1984-1988).

Fergus Reid (73)              Trustee       Since          Chairman of Lumelite Plastics        198      Trustee and Director of
c/o Lumelite Plastics                       July 2003      Corporation; Chairman of the                  certain investment
Corporation 85 Charles                                     Governance Committee and                      companies in the
Colman Blvd. Pawling,                                      Director or Trustee of the                    JPMorgan Funds complex
NY 12564                                                   Retail Funds (since July                      managed by J.P. Morgan
                                                           2003) and the Institutional                   Investment Management Inc.
                                                           Funds (since June 1992).

Interested Trustees:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                               TERM OF                                        COMPLEX
                              POSITION(S)    OFFICE AND                                      OVERSEEN
  NAME, AGE AND ADDRESS OF     HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S) DURING       BY       OTHER DIRECTORSHIPS HELD BY
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**            TRUSTEE***             TRUSTEE
---------------------------   -----------   ------------   ------------------------------   ----------   ---------------------------
Charles A. Fiumefreddo (73)   Trustee       Since          Director or Trustee of the           197      None.
c/o Morgan Stanley Trust                    July 1991      Retail Funds (since July
Harborside Financial                                       1991) and the Institutional
Center Plaza Two Jersey                                    Funds (since July 2003);
City, NJ 07311                                             formerly Chairman of the
                                                           Retail Funds (July 1991-July
                                                           2006) and the Institutional
                                                           Funds (July 2003-July 2006)
                                                           and Chief Executive Officer
                                                           of the Retail Funds (until
                                                           September 2002).

James F. Higgins (58)         Trustee       Since          Director or Trustee of the           197      Director of AXA Financial,
c/o Morgan Stanley Trust                    June 2000      Retail Funds (since June                      Inc. and The Equitable Life
Harborside Financial                                       2000) and the Institutional                   Assurance Society of the
Center Plaza Two                                           Funds (since July 2003);                      United States (financial
Jersey City, NJ 07311                                      Senior Advisor of Morgan                      services).
                                                           Stanley (since August 2000).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

Officers:

                                                    TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH         LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT        TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   --------------   -----------------   -----------------------------------------------------------------
Ronald E. Robison (67)        President and    President (since    President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas   Principal        September 2005)     (since May 2003) of funds in the Fund Complex; President (since
New York, NY 10020            Executive        and Principal       September 2005) and Principal Executive Officer (since May 2003)
                              Officer          Executive Officer   of the Van Kampen Funds; Managing Director, Director and/or
                                               (since May 2003)    Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV
                                                                   (since May 2004). Formerly, Executive Vice President (July 2003
                                                                   to September 2005) of funds in the Fund Complex and the Van
                                                                   Kampen Funds; President and Director of the Institutional Funds
                                                                   (March2001 to July 2003); Chief Global Operating Officer of
                                                                   Morgan Stanley Investment Management Inc.; Chief Administrative
                                                                   Officer of Morgan Stanley Investment Advisors Inc.; Chief
                                                                   Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (51)         Vice President   Since               Managing Director and (since December 2005) Chief Investment
Morgan Stanley                                 February 2006       Officer - Global Fixed Income of Morgan Stanley Investment
Investment Management Ltd.                                         Management; Managing Director and Director of Morgan Stanley
25 Cabot Square                                                    Investment Management Ltd.; Vice President (since February 2006)
Canary Wharf, London                                               of the Retail and Institutional Funds.
United Kingdom E144QA

Dennis F. Shea (53)           Vice President   Since               Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                    February 2006       Officer - Global Equity of Morgan Stanley Investment Management;
New York, NY 10020                                                 Vice President (since February 2006) of the Retail and
                                                                   Institutional Funds. Formerly, Managing Director and Director of
                                                                   Global Equity Research at Morgan Stanley.

Barry Fink (51)               Vice President   Since               Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                    February 1997       Investment Management; Managing Director of the Investment
New York, NY 10020                                                 Adviser and various entities affiliated with the Investment
                                                                   Adviser; Vice President of the Retail Funds and (since July 2003)
                                                                   the Institutional Funds. Formerly, Secretary, General Counsel
                                                                   and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General
                                                                   Counsel of the Retail Funds.

Amy R. Doberman (44)          Vice President   Since July 2004     Managing Director and General Counsel, U.S. Investment Management
1221 Avenue of the Americas                                        of Morgan Stanley Investment Management (since July 2004); Vice
New York, NY 10020                                                 President of the Retail Funds and the Institutional Funds (since
                                                                   July 2004); Vice President of the Van Kampen Funds (since August
                                                                   2004); Secretary (since February 2006) and Managing Director
                                                                   (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing
                                                                   Director and General Counsel - Americas, UBS Global Asset
                                                                   Management (July 2000 to July 2004).

Carsten Otto (42)             Chief            Since October       Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas   Compliance       2004                Stanley Investment Management (since October 2004); Managing
New York, NY 10020            Officer                              Director and Chief Compliance Officer of Morgan Stanley
                                                                   Investment Management. Formerly, Assistant Secretary and
                                                                   Assistant General Counsel of the Retail Funds.

                                                    TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH         LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT        TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   --------------   -----------------   -----------------------------------------------------------------
Stefanie V. Chang Yu (39)     Vice President   Since July 2003     Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                                        affiliated with the Investment Adviser; Vice President of the
New York, NY 10020                                                 Retail Funds (since July 2002) and the Institutional Funds (since
                                                                   December 1997). Formerly, Secretary of various entities
                                                                   affiliated with the Investment Adviser.

Francis J. Smith (40)         Treasurer and    Treasurer (since    Executive Director of the Investment Adviser and various entities
c/o Morgan Stanley Trust      Chief            July 2003) and      affiliated with the Investment Adviser; Treasurer and Chief
Harborside Financial Center   Financial        Chief Financial     Financial Officer of the Retail Funds (since July 2003).
Plaza Two                     Officer          Officer (since      Formerly, Vice President of the Retail Funds (September 2002 to
Jersey City, NJ 07311                          September 2002)     July 2003).

Mary E. Mullin (39)           Secretary        Since July 2003     Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                                        affiliated with the Investment Adviser; Secretary of the Retail
New York, NY 10020                                                 Funds (since July 2003) and the Institutional Funds (since June
                                                                   1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

      For the year ended June 30, 2006, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2006 Morgan Stanley

[Morgan Stanley LOGO]

MORGAN STANLEY FUNDS

Active Assets
California
Tax-Free Trust

Annual Report
June 30, 2006

[Morgan Stanley LOGO]

AACRPT-RA06-00692P-Y06/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES                  $27,920               N/A

NON-AUDIT FEES
   AUDIT-RELATED FEES       $   531(2)     $5,190,300(2)
   TAX FEES                 $ 5,000(3)     $2,044,491(4)
   ALL OTHER FEES           $    --        $       --
TOTAL NON-AUDIT FEES        $ 5,531        $7,234,791

TOTAL                       $33,451        $7,234,791

2005

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES                  $28,105               N/A

NON-AUDIT FEES
   AUDIT-RELATED FEES       $   540(2)     $3,215,745(2)
   TAX FEES                 $ 5,227(3)     $   24,000(4)
   ALL OTHER FEES           $    --        $       --
TOTAL NON-AUDIT FEES        $ 5,767        $3,239,745

TOTAL                       $33,872        $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS

     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS

     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006